Long-Duration Insurance Contracts Relating to Life Insurance Operations - Schedule of Single-Payment Whole Life Insurance (Detail) - Whole Life Insurance [Member] - JPY (¥) ¥ in Millions	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Liability for Future Policy Benefit, Activity [Line Items]
Beginning balance	¥ 134,572	¥ 0
New contract	99,129	136,863
Surrenders and partial surrenders	(284)	(66)
Benefit payments and lump sum payments, etc.	(332)	(49)
Policy charges	(832)	(188)
Interests	4,705	1,072
Effect of changes in foreign exchange rate	1,379	(3,060)
Ending balance	¥ 238,337	¥ 134,572
Weighted average guaranteed interest rate (%)	5.10%	3.90%
Benefits in excess of policy account balances (Millions of yen)	¥ 0	¥ 0
Cash surrender value (Millions of yen)	¥ 230,259	¥ 127,659